PROPERTY AND EQUIPMENT, NET	9 Months Ended
Sep. 30, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6       -     PROPERTY AND EQUIPMENT, NET

	December 31,		September 30,
	2012	2011	2013
			(Unaudited)

Cost:
Leasehold improvements	$3,817	$3,830	$3,778
Machinery and equipment	6,701	10,586	7,708
Rentals systems	2,425	956	3,165
Computer, software and peripheral equipment	11,593	16,013	12,732
Office furniture and equipment	2,184	3,819	2,088
Motor vehicles	52	69	146
	26,772	35,273	29,617

Accumulated depreciation	19,178	29,079	21,494
Property and equipment, net	$7,594	$6,194	$8,123

Depreciation expenses were $2,558, $2,071, $2,702, $2,270 (unaudited) and $1,882 (unaudited) in the years ended December 31, 2012, 2011 and 2010 and in the nine months periods ended September 30, 2013 and 2012, respectively.

In 2012, the Company derecognized fully depreciated property, plant and equipment that will not be used, in a total amount of $12,335.